Expense Example, No Redemption - Eaton Vance Short Duration Inflation-Protected Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	315	529	760	1,424	168	543	944	1,866	66	232	412	932